DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2019
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Schedule of subsidiaries included in the consolidation process and the respective equity interest owned by the company

			Telecom Argentina's
			direct/indirect interest
			in capital stock and
Company	Main Activity	Country	votes
Núcleo	Mobile telecommunications Services	Paraguay	67.50%
Personal Envíos	Mobile financial services	Paraguay	67.50%
Tuves Paraguay	Telecommunications services	Paraguay	67.50%
Microsistemas	Services related to the use of electronic payment media	Argentina	100.00%
Pem	Investment	Argentina	100.00%
Cable Imagen	Closed-circuit television	Argentina	100.00%
Televisión Dirigida	Cable television services	Paraguay	100.00%
Adesol (a)	Holding	Uruguay	100.00%
AVC Continente Audiovisual	Broadcasting services	Argentina	60.00%
Inter Radios	Broadcasting services	Argentina	100.00%
Telecom USA	Telecommunication services	USA	100.00%

(a)

Includes the 100% interest in Telmas S.A., which holds interests in the following special-purpose entities: Audomar S.A., Bersabel S.A., Dolfycor S.A., Reiford S.A., Space Energy S.A., Tracel S.A. and Visión Satelital S.A. See Note 3 d.4).

Schedule of income statement information

Presented below is the Segment financial information as it is analyzed by the Executive Committee and the CEO for the years ended December 31, 2019, 2018 and 2017.

☐  Consolidated Income Statement as of December 31, 2019

		Services	Services		Other
		rendered in	rendered in		abroad	Other abroad
		Argentina –	Argentina		segments –	segments
	Services rendered in	Inflation	restated for		Inflation	restated for
	Argentina	restatement	inflation	Other abroad segments	restatement	inflation	Eliminations	Total
Revenues	182,233	40,027	222,260	12,931	3,057	15,988	(1,224)	237,024
Operating costs without depreciation, amortization and impairment of fixed assets	(121,682)	(28,393)	(150,075)	(8,946)	(2,143)	(11,089)	1,224	(159,940)
Adjusted EBITDA	60,551	11,634	72,185	3,985	914	4,899	—	77,084
Depreciation, amortization and impairment of fixed assets	(26,024)	(31,544)	(57,568)	(2,869)	(852)	(3,721)	—	(61,289)
Operating income	34,527	(19,910)	14,617	1,116	62	1,178	—	15,795

Earnings from associates								(187)
Debt financial expenses								(16,657)
Other financial results, net								11,331
Income before income tax expense								10,282
Income tax expense								(14,170)
Net loss								(3,888)

Attributable to:
Controlling Company								(4,396)
Non-controlling interest								508
								(3,888)

☐  Consolidated Income Statement as of December 31, 2018

		Services	Services		Other
		rendered in	rendered in		abroad	Other abroad
		Argentina –	Argentina		segments –	segments
	Services rendered in	Inflation	restated for		Inflation	restated for
	Argentina	restatement	inflation	Other abroad segments	restatement	inflation	Eliminations	Total
Revenues	129,836	114,767	244,603	7,894	7,104	14,998	(1,083)	258,518
Operating costs without depreciation, amortization and impairment of fixed assets	(85,942)	(76,657)	(162,599)	(5,414)	(4,873)	(10,287)	1,083	(171,803)
Adjusted EBITDA	43,894	38,110	82,004	2,480	2,231	4,711	—	86,715
Depreciation, amortization and impairment of fixed assets	(20,416)	(30,187)	(50,603)	(1,753)	(1,658)	(3,411)	—	(54,014)
Operating income	23,478	7,923	31,401	727	573	1,300	—	32,701

Earnings from associates								363
Debt financial expenses								(52,262)
Other financial results, net								23,348
Income before income tax expense								4,150
Income tax benefit								4,366
Net income								8,516

Attributable to:
Controlling Company								8,145
Non-controlling interest								371
								8,516

☐  Consolidated Income Statement as of December 31, 2017

		Services	Services		Other
		rendered in	rendered in		abroad	Other abroad
		Argentina –	Argentina		segments –	segments
	Services rendered in	Inflation	restated for		Inflation	restated for
	Argentina	restatement	inflation	Other abroad segments	restatement	inflation	Eliminations	Total
Revenues	39,870	60,841	100,711	1,074	758	1,832	(12)	102,531
Operating costs without depreciation, amortization and impairment of fixed assets	(25,082)	(39,153)	(64,235)	(711)	(502)	(1,213)	12	(65,436)
Adjusted EBITDA	14,788	21,688	36,476	363	256	619	—	37,095
Depreciation, amortization and impairment of fixed assets	(3,880)	(11,021)	(14,901)	(106)	(75)	(181)	—	(15,082)

Operating income	10,908	10,667	21,575	257	181	438	—	22,013

Earnings from associates								543
Debt financial expenses								(334)
Other financial results, net								1,431
Income before income tax expense								23,653
Income tax expense								(8,486)
Net income								15,167

Attributable to:
Controlling Company								14,969
Non-controlling interest								198
								15,167

Schedule of national consumer price index according to official statistics (INDEC)

The table below show the evolution of these indexes in the last three years and as of December 31, 2019 following official statistics (INDEC) in accordance with the guideline described in Resolution No. 539/18:

	As of December 31,	As of December 31,	As of December 31,	As of December 31,
	2016	2017	2018	2019

National Consumer Price Index	100	124.8	184.26	284.44
Variation in Prices
Annual	34.6%	24.7%	47.6%	53.8%
Accumulated 3 years	102.2%	96.6%	147.8%	183.2%